Related Parties (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Personnel Compensation

Key Management Personnel Compensation**

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2018	2019	2020
Short-term employee benefits	4,976	2,239	2,287
Contribution to defined contribution plan	94	68	184
Share based payment	27,714	21,984	19,804
Legal and professional	86	76	77
Total	32,870	24,367	22,352

Note: **	Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

Summary of Transactions with Entity Providing Key Management Personnel Services
(B)	Transactions with Entity providing Key Management Personnel Services:
	For the year ended March 31
Transactions	2018	2019	2020
Key management personnel services	2	2	4
Consultancy services	22	26	28

Entities with joint control or significant influence over entity [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party

	As at March 31
Balance Outstanding	2019	2020
Funds in transit	8,747	—
Trade and other receivables	70	—

	For the year ended March 31
Transactions	2018	2019	2020
Sale of air ticketing^	—	—	1,241
Purchase of air ticketing^	—	—	21,610
Sale of hotel and packages^	—	—	7,734
Purchase of hotel and packages^	—	—	6,451
Commission received	—	—	190
Commission paid	—	—	1,087
Other operating expenses	—	—	1,556
	As at March 31
Balance Outstanding	2019	2020
Trade and other receivables	—	657
Other trade payables	—	1,138
Prepaid expenses	—	97

Equity-accounted Investee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee and Its Subsidiaries
	For the year ended March 31
Transactions	2018	2019	2020
Revenue from air ticketing	36	38	6
Services received	75	—	11

	As at March 31
Balance Outstanding	2019	2020
Contract liability	2	—

Summary of Transactions with Equity-Accounted Investee
	For the year ended March 31
Transactions	2018	2019	2020
Ancillary revenue	—	—	110

	As at March 31
Balance Outstanding	2019	2020
Trade and other receivables	—	32